Cash and Investments - Schedule of Fixed Income Maturity (Details) - Debt securities - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investment [Line Items]
Amortized cost	$ 16,043.4	$ 20,488.5
Fair value	$ 16,315.4	$ 20,561.5
Effective interest rate	3.60%	3.50%
Due in 1 year or less
Investment [Line Items]
Amortized cost	$ 8,158.1	$ 9,610.5
Fair value	8,206.3	9,606.5
Due after 1 year through 5 years
Investment [Line Items]
Amortized cost	5,872.8	9,112.7
Fair value	5,980.8	9,174.4
Due after 5 years through 10 years
Investment [Line Items]
Amortized cost	1,227.6	808.4
Fair value	1,242.3	802.7
Due after 10 years
Investment [Line Items]
Amortized cost	784.9	956.9
Fair value	$ 886.0	$ 977.9